LEASES - Supplemental Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 8.8	$ 9.4	$ 9.4
Right-of-use assets obtained in exchange for lease obligations
Operating leases	11.8	7.4	14.7
Finance leases	$ 0.2	$ 0.8	$ 1.0